Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company (Details) [Line Items]
Net assets as of the end	25.00%
PRC subsidiaries [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Net assets as of the end	25.00%